Fees Summary	Sep. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 465,000.00
Previously Paid Amount	0.00
Total Fee Amount	64.22
Total Offset Amount	0.00
Net Fee	64.22
Narrative - Max Aggregate Offering Price	$ 465,000.00
Final Prospectus	true